FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss (gain) on derivative instruments	$ (173)	$ 1,576	$ 1,813
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses
Trading Revenue [Member]
Loss (gain) on derivative instruments	$ (39)	$ 365	$ 345
Research And Development Of Income Location [Member]
Loss (gain) on derivative instruments	(66)	599	870
Selling and Marketing Expense [Member]
Loss (gain) on derivative instruments	(19)	158	163
General and Administrative Expense [Member]
Loss (gain) on derivative instruments	(49)	457	435
Operating Expense [Member]
Loss (gain) on derivative instruments	(134)	1,214	1,468
Product [Member] | Trading Revenue [Member]
Loss (gain) on derivative instruments	(29)	268	254
Service [Member] | Trading Revenue [Member]
Loss (gain) on derivative instruments	$ (10)	$ 94	$ 91